Share-Based Compensation (Adjustments to Income Statement) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of sales	$ 493,338	$ 454,328	$ 479,570
Research and development	176,135	146,830	163,666
Sales and marketing	401,352	359,598	376,141
General and administrative, integration and other	129,248	102,066	126,637
Income before income taxes	56,908	136,303	119,389
Income taxes	(23,395)	6,401	2,456
Net income	80,303	129,902	116,933
Net (loss) income attributable to noncontrolling interest	(101)	(246)	568
Net income attributable to the owners of QIAGEN N.V.	$ 80,404	$ 130,148	$ 116,365
Basic net income per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.34	$ 0.56	$ 0.50
Diluted net income per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.34	$ 0.55	$ 0.48
Weighted average number of common shares used to compute basic net income per common share (in shares)	234,800	233,483	232,644
Weighted average number of common shares used to compute diluted net income per common share (in shares)	238,993	238,647	242,806
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of sales		$ 454,611	$ 479,839
Research and development		147,180	163,627
Sales and marketing		360,962	376,873
General and administrative, integration and other		103,874	126,550
Income before income taxes		132,498	118,514
Income taxes		5,641	1,312
Net income		126,857	117,202
Net (loss) income attributable to noncontrolling interest		(246)	568
Net income attributable to the owners of QIAGEN N.V.		$ 127,103	$ 116,634
Basic net income per common share attributable to the owners of QIAGEN N.V. (USD per share)		$ 0.54	$ 0.50
Diluted net income per common share attributable to the owners of QIAGEN N.V. (USD per share)		$ 0.54	$ 0.48
Weighted average number of common shares used to compute basic net income per common share (in shares)		233,483	232,644
Weighted average number of common shares used to compute diluted net income per common share (in shares)		237,158	241,538
As Adjusted
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of sales		$ 454,328	$ 479,570
Research and development		146,830	163,666
Sales and marketing		359,598	376,141
General and administrative, integration and other		102,066	126,637
Income before income taxes		136,303	119,389
Income taxes		6,401	2,456
Net income		129,902	116,933
Net (loss) income attributable to noncontrolling interest		(246)	568
Net income attributable to the owners of QIAGEN N.V.		$ 130,148	$ 116,365
Basic net income per common share attributable to the owners of QIAGEN N.V. (USD per share)		$ 0.56	$ 0.50
Diluted net income per common share attributable to the owners of QIAGEN N.V. (USD per share)		$ 0.55	$ 0.48
Weighted average number of common shares used to compute basic net income per common share (in shares)		233,483	232,644
Weighted average number of common shares used to compute diluted net income per common share (in shares)		238,647	242,806
Change in Attribution Method
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of sales		$ (283)	$ (269)
Research and development		(350)	39
Sales and marketing		(1,364)	(732)
General and administrative, integration and other		(1,808)	87
Income before income taxes		3,805	875
Income taxes		760	1,144
Net income		3,045	(269)
Net (loss) income attributable to noncontrolling interest		0	0
Net income attributable to the owners of QIAGEN N.V.		$ 3,045	$ (269)
Basic net income per common share attributable to the owners of QIAGEN N.V. (USD per share)		$ 0.02	$ 0.00
Diluted net income per common share attributable to the owners of QIAGEN N.V. (USD per share)		$ 0.01	$ 0.00
Weighted average number of common shares used to compute basic net income per common share (in shares)		0	0
Weighted average number of common shares used to compute diluted net income per common share (in shares)		1,489	1,268